TAXATION - Tax incentives (Details) - IDR (Rp) Rp in Billions			12 Months Ended
	Sep. 22, 2017	Dec. 29, 2015	Dec. 31, 2017	Dec. 31, 2016	Nov. 21, 2017	Dec. 15, 2016	Nov. 10, 2016
TAXATION
Final income tax rate, maximum			3.00%
Final income tax rate, minimum			6.00%
Advance payment on revaluation	Rp 2	Rp 750
Period for approval of revaluation		30 days
Approved portion of revaluation of fixed assets - phase one							Rp 212
Approved portion of revaluation of fixed assets - phase two			Rp 540		Rp 540	Rp 538
Estimated increment in revaluation of fixed assets			8,982		Rp 8,982	Rp 8,961	Rp 7,078
Deferred tax assets on fixed assets revaluation for tax purpose			Rp (1,796)	Rp (1,415)